Multi-Manager Value Strategies Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 3.6%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,151,312	42,811,109
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Verizon Communications, Inc.	700,788	29,278,923
Total		72,090,032
Entertainment 0.6%
Electronic Arts, Inc.	36,939	5,608,079
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	190,674
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,074	1,566,776
Sphere Entertainment Co.(b)	476	22,182
Take-Two Interactive Software, Inc.(b)	16,906	2,733,869
Walt Disney Co. (The)	235,467	21,281,507
Warner Bros Discovery, Inc.(b)	235,366	1,845,269
Total		33,248,356
Interactive Media & Services 0.0%
Meta Platforms, Inc., Class A	2,765	1,441,422
Media 1.2%
Charter Communications, Inc., Class A(b)	3,879	1,348,108
Comcast Corp., Class A	1,246,521	49,324,836
Fox Corp., Class A	63,295	2,618,514
Fox Corp., Class B	58,735	2,257,186
Interpublic Group of Companies, Inc. (The)	126,054	4,110,621
Liberty Broadband Corp., Class A(b)	2,117	129,666
Liberty Broadband Corp., Class C(b)	15,540	969,385
Liberty Media Corp.-Liberty SiriusXM(b)	27,937	665,739
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	12,333	293,649
News Corp., Class A	36,388	1,030,872
News Corp., Class B	21,231	624,828
Omnicom Group, Inc.	11,400	1,144,902
Paramount Global, Class A	3,915	86,796
Paramount Global, Class B	81,905	857,545
Total		65,462,647
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.	90,085	17,901,691
Total Communication Services		190,144,148
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Automobile Components 0.7%
Aptiv PLC(b)	51,239	3,665,126
Autoliv, Inc.	16,495	1,690,243
BorgWarner, Inc.	71,551	2,437,742
Gentex Corp.	35,624	1,116,100
Lear Corp.	227,721	26,563,654
Phinia, Inc.	154	7,386
Total		35,480,251
Automobiles 1.3%
Ford Motor Co.	1,039,777	11,635,105
General Motors Co.	1,204,685	59,969,219
Total		71,604,324
Broadline Retail 1.2%
Amazon.com, Inc.(b)	256,261	45,742,589
eBay, Inc.	265,643	15,699,501
Total		61,442,090
Distributors 0.2%
Genuine Parts Co.	63,955	9,162,193
LKQ Corp.	92,820	3,860,384
Total		13,022,577
Hotels, Restaurants & Leisure 1.1%
Aramark	45,023	1,649,193
Caesars Entertainment, Inc.(b)	15,638	588,614
Carnival Corp.(b)	108,241	1,785,977
Hyatt Hotels Corp., Class A	4,322	656,598
McDonald’s Corp.	82,636	23,853,708
MGM Resorts International(b)	82,729	3,109,783
Royal Caribbean Cruises Ltd.(b)	7,518	1,237,613
Starbucks Corp.	290,335	27,456,981
Total		60,338,467
Household Durables 1.4%
D.R. Horton, Inc.	53,858	10,166,236
Garmin Ltd.	33,023	6,052,786
Lennar Corp., Class A	46,868	8,532,788
Lennar Corp., Class B	6,131	1,035,097

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVR, Inc.(b)	3,639	33,378,582
PulteGroup, Inc.	77,720	10,231,838
Toll Brothers, Inc.	9,780	1,409,004
TopBuild Corp.(b)	909	357,255
Whirlpool Corp.	19,031	1,908,619
Total		73,072,205
Specialty Retail 2.5%
Best Buy Co., Inc.	7,996	802,798
CarMax, Inc.(b)	584,821	49,446,616
Dick’s Sporting Goods, Inc.	1,132	268,239
Home Depot, Inc. (The)	172,712	63,644,372
Lithia Motors, Inc., Class A	3,067	923,412
Penske Automotive Group, Inc.	8,726	1,484,293
TJX Companies, Inc. (The)	137,901	16,171,650
Total		132,741,380
Textiles, Apparel & Luxury Goods 0.0%
Capri Holdings Ltd.(b)	1,180	42,150
Ralph Lauren Corp.	6,915	1,184,263
Tapestry, Inc.	15,420	631,757
Total		1,858,170
Total Consumer Discretionary		449,559,464
Consumer Staples 6.9%
Beverages 1.9%
Coca-Cola Co. (The)	300,202	21,755,639
Constellation Brands, Inc., Class A	26,040	6,268,088
Keurig Dr. Pepper, Inc.	142,857	5,229,995
Molson Coors Beverage Co., Class B	26,873	1,450,336
PepsiCo, Inc.	382,339	66,098,766
Total		100,802,824
Consumer Staples Distribution & Retail 2.9%
Albertsons Companies, Inc., Class A	16,463	323,004
Casey’s General Stores, Inc.	3,258	1,180,406
Dollar General Corp.	3,437	285,168
Dollar Tree, Inc.(b)	53,524	4,522,243
Kroger Co. (The)	211,850	11,272,539
Performance Food Group, Inc.(b)	15,921	1,188,343
Sysco Corp.	575,424	44,865,809
Target Corp.	307,254	47,200,359
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Foods Holding Corp.(b)	50,755	3,005,204
Walgreens Boots Alliance, Inc.	57,994	536,445
Walmart, Inc.	540,831	41,768,378
Total		156,147,898
Food Products 1.4%
Archer-Daniels-Midland Co.	79,684	4,859,927
Bunge Global SA	40,964	4,152,930
Campbell Soup Co.	27,033	1,344,081
ConAgra Foods, Inc.	51,172	1,596,566
Darling Ingredients, Inc.(b)	9,352	390,259
General Mills, Inc.	293,097	21,187,982
Hormel Foods Corp.	47,822	1,556,606
Ingredion, Inc.	349	46,874
JM Smucker Co. (The)	15,942	1,828,229
Kraft Heinz Co. (The)	54,974	1,947,729
McCormick & Co., Inc.	6,540	523,396
Mondelez International, Inc., Class A	416,942	29,940,605
Pilgrim’s Pride Corp.(b)	284	13,229
Tyson Foods, Inc., Class A	57,013	3,666,506
Total		73,054,919
Household Products 0.6%
Procter & Gamble Co. (The)	195,461	33,529,380
Personal Care Products 0.1%
BellRing Brands, Inc.(b)	8,344	466,680
Coty, Inc., Class A(b)	9,303	87,262
Kenvue, Inc.	111,898	2,456,161
Total		3,010,103
Total Consumer Staples		366,545,124
Energy 9.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	247,758	8,713,649
Halliburton Co.	108,497	3,373,172
Schlumberger NV	61,990	2,726,940
TechnipFMC PLC	48,738	1,308,128
Total		16,121,889
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.0%
Chesapeake Energy Corp.	18,472	1,375,979
Chevron Corp.	605,591	89,597,189
ConocoPhillips Co.	951,367	108,256,051
Coterra Energy, Inc.	163,154	3,969,537
Devon Energy Corp.	152,815	6,843,056
Diamondback Energy, Inc.	243,882	47,583,817
EOG Resources, Inc.	250,017	32,207,190
EQT Corp.	61,395	2,057,347
Exxon Mobil Corp.	986,743	116,376,469
Hess Corp.	6,907	953,580
HF Sinclair Corp.	18,010	885,011
Kinder Morgan, Inc.	297,327	6,413,343
Marathon Oil Corp.	145,822	4,177,800
Marathon Petroleum Corp.	63,254	11,203,549
Occidental Petroleum Corp.	91,230	5,198,285
ONEOK, Inc.	38,629	3,567,774
Ovintiv, Inc.	40,031	1,714,528
Phillips 66	56,617	7,943,931
Valero Energy Corp.	177,894	26,102,387
Williams Companies, Inc. (The)	135,584	6,205,680
Total		482,632,503
Total Energy		498,754,392
Financials 21.0%
Banks 8.3%
Bank of America Corp.	2,310,239	94,142,239
Citigroup, Inc.	90,888	5,693,224
Citizens Financial Group, Inc.	42,972	1,849,945
East West Bancorp, Inc.	8,684	730,064
Fifth Third Bancorp	130,288	5,561,995
First Citizens BancShares Inc., Class A	2,461	4,997,553
First Horizon Corp.	7,895	130,978
Huntington Bancshares, Inc.	279,599	4,185,597
JPMorgan Chase & Co.	732,174	164,592,715
KeyCorp	1,924,311	32,828,746
M&T Bank Corp.	28,460	4,898,251
PNC Financial Services Group, Inc. (The)	139,951	25,903,531
Prosperity Bancshares, Inc.	622	45,767
Regions Financial Corp.	174,687	4,091,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Truist Financial Corp.	103,390	4,596,719
U.S. Bancorp	150,878	7,125,968
Webster Financial Corp.	7,806	370,238
Wells Fargo & Co.	1,343,308	78,543,219
Zions Bancorp	3,407	168,851
Total		440,456,769
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	373,482	25,478,942
BlackRock, Inc.	24,489	22,084,425
Blackstone, Inc.	49,400	7,032,584
Carlyle Group, Inc. (The)	18,356	736,626
CME Group, Inc.	106,814	23,044,052
Franklin Resources, Inc.	61,397	1,242,675
Goldman Sachs Group, Inc. (The)	29,832	15,221,778
Intercontinental Exchange, Inc.	12,617	2,038,276
Invesco Ltd.	14,455	247,036
Jefferies Financial Group, Inc.	13,256	794,697
Morgan Stanley	297,041	30,776,418
Nasdaq, Inc.	448,420	32,322,114
Northern Trust Corp.	16,119	1,470,214
Raymond James Financial, Inc.	47,626	5,694,641
State Street Corp.	28,504	2,482,699
T. Rowe Price Group, Inc.	25,762	2,731,803
Total		173,398,980
Consumer Finance 0.5%
Ally Financial, Inc.	88,147	3,807,069
Capital One Financial Corp.	56,990	8,373,541
Discover Financial Services	63,015	8,740,810
Synchrony Financial	114,750	5,767,335
Total		26,688,755
Financial Services 3.0%
Apollo Global Management, Inc.	5,640	652,717
Berkshire Hathaway, Inc., Class B(b)	177,966	84,697,579
Block, Inc., Class A(b)	24,653	1,629,070
Corebridge Financial, Inc.	33,174	980,623
Equitable Holdings, Inc.	219	9,312
Fidelity National Information Services, Inc.	105,378	8,688,416
Fiserv, Inc.(b)	47,951	8,372,245

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	32,643	3,623,699
PayPal Holdings, Inc.(b)	8,120	588,132
Visa, Inc., Class A	179,262	49,542,639
Total		158,784,432
Insurance 6.0%
Aflac, Inc.	58,321	6,436,305
Allstate Corp. (The)	223,630	42,252,652
American Financial Group, Inc.	1,243	166,090
American International Group, Inc.	1,198,776	92,365,691
Arch Capital Group Ltd.(b)	96,111	10,869,193
Assurant, Inc.	6,544	1,284,914
Axis Capital Holdings Ltd.	98	7,828
Chubb Ltd.	133,939	38,062,785
Cincinnati Financial Corp.	12,916	1,769,879
Everest Group Ltd.	7,231	2,836,287
F&G Annuities & Life, Inc.	5,189	237,085
Fidelity National Financial, Inc.	76,310	4,499,238
Globe Life, Inc.	18,240	1,916,112
Hartford Financial Services Group, Inc. (The)	372,906	43,294,387
Loews Corp.	31,217	2,557,921
Markel Group, Inc.(b)	1,745	2,793,187
Marsh & McLennan Companies, Inc.	110,725	25,191,045
MetLife, Inc.	142,031	11,004,562
Old Republic International Corp.	20,324	729,022
Principal Financial Group, Inc.	44,536	3,626,121
Prudential Financial, Inc.	87,081	10,550,734
Reinsurance Group of America, Inc.	876	193,386
RenaissanceRe Holdings Ltd.	735	187,271
Travelers Companies, Inc. (The)	60,473	13,792,077
Unum Group	4,025	223,347
Willis Towers Watson PLC	11,363	3,319,246
WR Berkley Corp.	37,080	2,213,676
Total		322,380,041
Total Financials		1,121,708,977
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.4%
Biotechnology 1.7%
AbbVie, Inc.	301,067	59,102,463
Biogen, Inc.(b)	35,051	7,177,043
BioMarin Pharmaceutical, Inc.(b)	7,479	682,159
Gilead Sciences, Inc.	162,335	12,824,465
Incyte Corp.(b)	1,345	88,313
Moderna, Inc.(b)	32,456	2,512,094
Regeneron Pharmaceuticals, Inc.(b)	7,013	8,308,231
United Therapeutics Corp.(b)	5,531	2,010,795
Vertex Pharmaceuticals, Inc.(b)	1,230	609,945
Total		93,315,508
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	956,622	108,356,574
Baxter International, Inc.	60,715	2,303,527
Becton Dickinson & Co.	222,396	53,911,014
Boston Scientific Corp.(b)	37,401	3,059,028
Cooper Cos, Inc. (The)(b)	8,134	860,008
Edwards Lifesciences Corp.(b)	13,769	963,279
GE HealthCare Technologies, Inc.	112,768	9,564,982
Hologic, Inc.(b)	37,056	3,010,429
Medtronic PLC	628,987	55,715,668
Solventum Corp.(b)	1,661	106,487
STERIS PLC	14,388	3,468,947
Stryker Corp.	64,817	23,361,343
Teleflex, Inc.	2,191	537,168
Zimmer Biomet Holdings, Inc.	30,426	3,512,986
Total		268,731,440
Health Care Providers & Services 5.2%
Centene Corp.(b)	96,876	7,636,735
Cigna Group (The)	43,569	15,763,700
CVS Health Corp.	155,752	8,915,244
Elevance Health, Inc.	79,143	44,073,945
HCA Healthcare, Inc.	130,520	51,632,407
Henry Schein, Inc.(b)	38,024	2,682,593
Humana, Inc.	78,568	27,849,999
Labcorp Holdings, Inc.	167,104	38,415,539
McKesson Corp.	5,309	2,978,774
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(b)	3,495	1,222,516
Quest Diagnostics, Inc.	42,671	6,698,067
Tenet Healthcare Corp.(b)	3,015	500,008
UnitedHealth Group, Inc.	102,817	60,682,593
Universal Health Services, Inc., Class B	24,940	5,934,972
Total		274,987,092
Life Sciences Tools & Services 0.6%
Avantor, Inc.(b)	65,414	1,690,297
Bio-Rad Laboratories, Inc., Class A(b)	2,694	908,740
Charles River Laboratories International, Inc.(b)	7,719	1,526,432
Danaher Corp.	49,193	13,248,167
Revvity, Inc.	13,485	1,652,452
Thermo Fisher Scientific, Inc.	22,540	13,863,678
Total		32,889,766
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	228,153	11,396,242
Catalent, Inc.(b)	6,266	381,975
Jazz Pharmaceuticals PLC(b)	11,725	1,359,866
Johnson & Johnson	367,204	60,904,456
Merck & Co., Inc.	245,642	29,096,295
Pfizer, Inc.	1,681,814	48,789,424
Viatris, Inc.	112,443	1,358,311
Total		153,286,569
Total Health Care		823,210,375
Industrials 15.6%
Aerospace & Defense 2.1%
General Dynamics Corp.	32,289	9,666,035
General Electric Co.	8,548	1,492,652
Howmet Aerospace, Inc.	15,366	1,485,278
Huntington Ingalls Industries, Inc.	5,304	1,499,812
L3Harris Technologies, Inc.	161,134	38,135,584
Lockheed Martin Corp.	31,763	18,044,560
Northrop Grumman Corp.	45,406	23,756,873
RTX Corp.	131,813	16,257,815
Textron, Inc.	48,694	4,440,893
Total		114,779,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
FedEx Corp.	40,974	12,241,802
GXO Logistics, Inc.(b)	4,440	222,222
Total		12,464,024
Building Products 1.3%
Builders FirstSource, Inc.(b)	163,216	28,399,584
Carlisle Companies, Inc.	8,175	3,464,565
Carrier Global Corp.	39,909	2,904,577
Fortune Brands Innovations, Inc.	29,167	2,316,152
Johnson Controls International PLC	113,509	8,269,131
Owens Corning	25,262	4,262,457
Trane Technologies PLC	48,341	17,483,006
Total		67,099,472
Commercial Services & Supplies 1.3%
Republic Services, Inc.	61,142	12,730,376
Veralto Corp.	19,635	2,207,563
Waste Management, Inc.	255,023	54,075,077
Total		69,013,016
Construction & Engineering 0.3%
AECOM	28,741	2,878,124
Arcosa, Inc.	165	15,096
EMCOR Group, Inc.	3,436	1,350,554
Quanta Services, Inc.	35,035	9,639,179
Total		13,882,953
Electrical Equipment 1.1%
Acuity Brands, Inc.	34	8,660
AMETEK, Inc.	40,668	6,956,261
Eaton Corp. PLC	43,671	13,403,940
Emerson Electric Co.	29,674	3,127,343
GE Vernova, Inc.(b)	14,186	2,851,386
Hubbell, Inc.	361	144,371
NEXTracker, Inc., Class A(b)	14,242	579,222
nVent Electric PLC	5,281	358,897
Regal Rexnord Corp.	197,513	33,144,657
Sensata Technologies Holding	5,647	217,692
Total		60,792,429

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.6%
CSX Corp.	107,887	3,697,287
JB Hunt Transport Services, Inc.	6,779	1,174,123
Knight-Swift Transportation Holdings, Inc.	7,444	389,917
Norfolk Southern Corp.	30,067	7,701,963
U-Haul Holding Co.(b)	4,843	343,950
U-Haul Holding Co.	47,355	3,236,714
Union Pacific Corp.	275,684	70,599,915
Total		87,143,869
Industrial Conglomerates 0.5%
3M Co.	6,644	894,880
Honeywell International, Inc.	115,900	24,096,769
Total		24,991,649
Machinery 4.7%
AGCO Corp.	21,789	1,983,671
Caterpillar, Inc.	124,441	44,313,440
Cummins, Inc.	69,229	21,658,293
Deere & Co.	106,904	41,237,149
Dover Corp.	30,956	5,758,745
Fortive Corp.	35,483	2,639,935
IDEX Corp.	4,101	846,774
Illinois Tool Works, Inc.	54,421	13,778,309
Ingersoll Rand, Inc.	67,147	6,140,593
Nordson Corp.	802	205,761
Otis Worldwide Corp.	54,838	5,192,610
PACCAR, Inc.	133,663	12,855,707
Parker-Hannifin Corp.	125,686	75,436,737
Pentair PLC	46,342	4,110,072
Snap-On, Inc.	18,103	5,136,545
Stanley Black & Decker, Inc.	14,745	1,509,298
Westinghouse Air Brake Technologies Corp.	25,049	4,247,559
Xylem, Inc.	12,952	1,781,289
Total		248,832,487
Passenger Airlines 0.3%
Delta Air Lines, Inc.	187,494	7,966,620
Southwest Airlines Co.	57,094	1,651,159
United Airlines Holdings, Inc.(b)	88,458	3,895,690
Total		13,513,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.5%
Automatic Data Processing, Inc.	57,904	15,976,293
Booz Allen Hamilton Holding Corp.	52,220	8,291,492
Concentrix Corp.	3,614	271,881
Jacobs Solutions, Inc.	17,527	2,644,474
Leidos Holdings, Inc.	30,046	4,762,591
SS&C Technologies Holdings, Inc.	629,167	47,244,150
TransUnion	18,961	1,835,614
Total		81,026,495
Trading Companies & Distributors 0.7%
Ferguson Enterprises, Inc.	122,549	25,209,555
United Rentals, Inc.	16,410	12,164,076
WESCO International, Inc.	3,671	607,110
Total		37,980,741
Total Industrials		831,520,106
Information Technology 8.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	1,060,804	53,613,034
F5, Inc.(b)	3,013	612,091
Juniper Networks, Inc.	44,440	1,727,827
Total		55,952,952
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.(b)	4,781	645,817
Avnet, Inc.	268	14,788
CDW Corp.	32,010	7,222,736
Corning, Inc.	235,922	9,873,336
Flex Ltd.(b)	81,764	2,656,512
IPG Photonics Corp.(b)	223	15,246
Jabil, Inc.	18,328	2,002,884
Keysight Technologies, Inc.(b)	6,931	1,068,206
TD SYNNEX Corp.	5,786	702,536
TE Connectivity Ltd.	85,286	13,099,930
Teledyne Technologies, Inc.(b)	4,507	1,950,630
Trimble Navigation Ltd.(b)	900	51,021
Zebra Technologies Corp., Class A(b)	2,449	845,836
Total		40,149,478
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.2%
Accenture PLC, Class A	60,612	20,726,273
Akamai Technologies, Inc.(b)	28,159	2,867,713
Amdocs Ltd.	31,789	2,764,689
Cognizant Technology Solutions Corp., Class A	138,569	10,776,511
EPAM Systems, Inc.(b)	1,447	290,500
International Business Machines Corp.	130,841	26,446,891
Kyndryl Holdings, Inc.(b)	3,420	81,020
Okta, Inc.(b)	1,104	86,918
Twilio, Inc., Class A(b)	1,217	76,379
Total		64,116,894
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(b)	48,914	7,266,664
Analog Devices, Inc.	175,991	41,329,726
Broadcom, Inc.	222,649	36,251,710
First Solar, Inc.(b)	5,170	1,175,503
GlobalFoundries, Inc.(b)	4,926	229,946
Intel Corp.	203,235	4,479,299
KLA Corp.	26,371	21,609,189
Lam Research Corp.	13,310	10,927,643
Marvell Technology, Inc.	41,228	3,143,223
Microchip Technology, Inc.	162,802	13,375,812
Micron Technology, Inc.	52,824	5,083,782
ON Semiconductor Corp.(b)	100,779	7,847,661
Qorvo, Inc.(b)	14,142	1,638,916
Skyworks Solutions, Inc.	32,797	3,594,223
Texas Instruments, Inc.	335,850	71,986,089
Total		229,939,386
Software 1.3%
Dolby Laboratories, Inc., Class A	659	47,026
Microsoft Corp.	114,952	47,951,078
Roper Technologies, Inc.	3,927	2,177,168
Salesforce, Inc.	76,958	19,462,678
Total		69,637,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	295,175	5,717,540
HP, Inc.	37,320	1,350,238
Super Micro Computer, Inc.(b)	1,326	580,390
Western Digital Corp.(b)	31,229	2,048,310
Total		9,696,478
Total Information Technology		469,493,138
Materials 4.9%
Chemicals 2.0%
Air Products & Chemicals, Inc.	25,774	7,187,080
Albemarle Corp.	21,671	1,955,808
Celanese Corp., Class A	14,700	1,919,820
CF Industries Holdings, Inc.	46,117	3,831,862
Corteva, Inc.	54,866	3,143,822
Dow, Inc.	194,652	10,429,454
DuPont de Nemours, Inc.	40,198	3,386,681
Eastman Chemical Co.	43,390	4,441,834
FMC Corp.	1,431	92,414
International Flavors & Fragrances, Inc.	23,348	2,427,958
Linde PLC	77,940	37,274,805
LyondellBasell Industries NV, Class A	94,471	9,324,288
Mosaic Co. (The)	78,129	2,232,146
PPG Industries, Inc.	134,504	17,449,204
Westlake Corp.	19,341	2,812,955
Total		107,910,131
Construction Materials 0.6%
Martin Marietta Materials, Inc.	42,115	22,496,148
Vulcan Materials Co.	30,147	7,392,346
Total		29,888,494
Containers & Packaging 1.0%
Amcor PLC	187,657	2,146,796
Avery Dennison Corp.	34,990	7,762,531
Ball Corp.	53,776	3,431,447
Crown Holdings, Inc.	9,370	847,142
International Paper Co.	513,548	24,865,994
Packaging Corp. of America	59,286	12,422,788

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	37,102	1,759,377
Sonoco Products Co.	212	11,993
Total		53,248,068
Metals & Mining 1.3%
Cleveland-Cliffs, Inc.(b)	63,354	827,403
Freeport-McMoRan, Inc.	891,039	39,455,207
Newmont Corp.	116,893	6,240,917
Nucor Corp.	68,613	10,423,001
Reliance, Inc.	19,235	5,513,713
Royal Gold, Inc.	389	54,526
Steel Dynamics, Inc.	49,011	5,857,305
Total		68,372,072
Total Materials		259,418,765
Real Estate 2.2%
Industrial REITs 0.2%
Prologis, Inc.	64,348	8,224,961
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	67,056	7,720,828
CoStar Group, Inc.(b)	6,863	530,510
Jones Lang LaSalle, Inc.(b)	12,331	3,147,241
Zillow Group, Inc., Class C(b)	10,447	577,719
Total		11,976,298
Residential REITs 0.1%
AvalonBay Communities, Inc.	36,234	8,179,101
Specialized REITs 1.7%
Extra Space Storage, Inc.	257,229	45,529,533
Public Storage	22,629	7,778,040
SBA Communications Corp.	158,469	35,918,584
Total		89,226,157
Total Real Estate		117,606,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 0.9%
American Electric Power Co., Inc.	109,222	10,952,782
Entergy Corp.	96,129	11,601,809
NextEra Energy, Inc.	105,096	8,461,279
NRG Energy, Inc.	40,128	3,411,281
Southern Co. (The)	191,276	16,526,247
Total		50,953,398
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	18,297	1,563,112
Multi-Utilities 1.1%
Ameren Corp.	86,814	7,163,023
CMS Energy Corp.	95,025	6,448,396
Dominion Energy, Inc.	407,102	22,757,002
DTE Energy Co.	41,841	5,230,962
Public Service Enterprise Group, Inc.	90,140	7,278,805
WEC Energy Group, Inc.	88,685	8,250,366
Total		57,128,554
Total Utilities		109,645,064
Total Common Stocks (Cost $3,914,095,772)		5,237,606,070

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(d),(e)	92,578,158	92,559,643
Total Money Market Funds (Cost $92,556,347)		92,559,643
Total Investments in Securities (Cost: $4,006,652,119)		5,330,165,713
Other Assets & Liabilities, Net		10,112,296
Net Assets		5,340,278,009
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	107,104,326	154,003,819	(168,548,553)	51	92,559,643	3,113	1,660,151	92,578,158
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Value Strategies Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT116_05_P01_(10/24)